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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21724

Registrant Name: Nicholas–Applegate International & Premium Strategy Fund

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: February 28, 2010

Date of Reporting Period: November 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments
November 30, 2009 (unaudited)

Shares		Value*

COMMON STOCK—97.3%
Australia—8.4%
Biotechnology—2.4%
123,948	CSL Ltd.	$3,574,894

Commercial Banks—2.2%
69,164	Commonwealth Bank of Australia	3,334,427

Commercial Services & Supplies—1.0%
189,217	Downer EDI Ltd.	1,475,942

Food & Staples Retailing—0.6%
33,495	Woolworths Ltd.	859,346

Metals & Mining—2.2%
55,687	BHP Billiton Ltd.	2,098,068
18,601	Newcrest Mining Ltd.	626,695
9,801	Rio Tinto Ltd.	640,603

		3,365,366

Belgium—1.0%
Chemicals—0.6%
25,259	Tessenderlo Chemie NV	832,285

Oil, Gas & Consumable Fuels—0.4%
27,391	Euronav NV	586,897

Denmark—2.1%
Construction & Engineering—0.5%
9,950	FLSmidth & Co. A/S	649,038

Electrical Equipment—0.2%
4,800	Vestas Wind Systems A/S (c)	336,953

Pharmaceuticals—1.4%
31,800	Novo Nordisk A/S, Class B	2,120,408

Finland—1.8%
Auto Components—0.2%
13,200	Nokian Renkaat Oyj	334,629

Communications Equipment—1.6%
178,126	Nokia Oyj	2,359,833

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments
November 30, 2009 (unaudited)

Shares		Value*

France—7.6%
Automobiles—0.4%
14,943	Peugeot S.A. (c)	$530,507

Commercial Banks—1.5%
27,495	BNP Paribas	2,282,124

Diversified Telecommunication Services—2.1%
118,394	France Telecom S.A. (b)	3,078,438

Electric Utilities—0.3%
9,219	Electricite de France S.A.	532,653

Electrical Equipment—0.9%
19,616	Alstom S.A.	1,378,021

Media—0.4%
21,394	Vivendi S.A.	616,792

Oil, Gas & Consumable Fuels—1.5%
36,497	Total S.A. (b)	2,263,255

Pharmaceuticals—0.5%
9,794	Sanofi-Aventis S.A.	740,681

Germany—5.9%
Automobiles—0.7%
21,187	Daimler AG	1,072,148

Chemicals—1.4%
34,176	K&S AG	2,062,812

Diversified Financial Services—0.9%
15,459	Deutsche Boerse AG	1,290,764

Electric Utilities—1.0%
38,991	E.ON AG	1,542,382

Multi-Utilities—1.0%
16,213	RWE AG	1,488,315

Pharmaceuticals—0.9%
17,065	Bayer AG	1,307,042

Greece—0.6%
Commercial Banks—0.6%
29,019	National Bank of Greece S.A. (c)	860,002

Hong Kong—3.0%
Airlines—0.5%
425,000	Cathay Pacific Airways Ltd. (c)	729,986

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments
November 30, 2009 (unaudited)

Shares		Value*

Hong Kong—(continued)
Diversified Telecommunication Services—0.1%
782,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	$130,112

Food Products—0.3%
734,000	First Pacific Co.	426,047

Real Estate Management & Development—2.0%
204,000	Hang Lung Group Ltd.	1,003,400
159,500	Kerry Properties Ltd.	809,254
592,000	New World Development Ltd.	1,217,900

		3,030,554

Wireless Telecommunication Services—0.1%
782,000	Hutchison Telecommunications International Ltd. (c)	159,647

Ireland—0.2%
Insurance—0.2%
48,618	Irish Life & Permanent PLC (c)	238,468

Italy—2.2%
Electric Utilities—1.1%
271,908	Enel SpA	1,631,917

Oil, Gas & Consumable Fuels—1.1%
66,956	Eni SpA	1,660,783

Japan—14.6%
Auto Components—0.4%
29,200	Tokai Rika Co., Ltd.	599,491

Automobiles—1.3%
48,300	Toyota Motor Corp.	1,907,142

Beverages—0.4%
34,000	Kirin Holdings Co., Ltd.	555,954

Building Products—0.7%
29,500	Daikin Industries Ltd.	1,049,771

Commercial Banks—0.6%
81,900	Resona Holdings, Inc.	873,522

Construction & Engineering—0.4%
73,000	Kinden Corp.	654,813

Consumer Finance—0.2%
46,500	Promise Co., Ltd. (c)	310,162

Diversified Telecommunication Services—1.4%
48,700	Nippon Telegraph & Telephone Corp.	2,103,042

Electronic Equipment, Instruments & Components—0.3%
27,500	Mitsumi Electric Co., Ltd.	428,393

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments
November 30, 2009 (unaudited)

Shares		Value*

Japan—(continued)
Leisure Equipment & Products—2.0%
50,200	Heiwa Corp.	$521,887
23,000	Nikon Corp.	415,207
36,200	Sankyo Co., Ltd.	2,036,290

		2,973,384

Machinery—1.1%
301,000	Hino Motors Ltd. (c)	899,356
36,500	Shima Seiki Manufacturing Ltd.	697,044

		1,596,400

Marine—1.7%
133,000	Kawasaki Kisen Kaisha Ltd. (c)	385,851
147,000	Mitsui OSK Lines Ltd.	819,931
450,000	Nippon Yusen KK	1,399,519

		2,605,301

Multiline Retail—0.2%
88,500	Daiei, Inc. (c)	310,985

Pharmaceuticals—0.5%
11,200	Astellas Pharma, Inc.	412,794
19,700	Daiichi Sankyo Co., Ltd.	385,972

		798,766

Road & Rail—0.4%
8,600	East Japan Railway Co.	606,622

Software—0.2%
1,300	Nintendo Co., Ltd.	319,047

Tobacco—0.2%
81	Japan Tobacco, Inc.	240,406

Trading Companies & Distributors—1.8%
545,900	Sojitz Corp.	954,053
184,300	Sumitomo Corp. (b)	1,811,644

		2,765,697

Wireless Telecommunication Services—0.8%
140	KDDI Corp.	758,402
282	NTT DoCoMo, Inc.	427,802

		1,186,204

Norway—3.7%
Chemicals—1.8%
63,200	Yara International ASA	2,717,983

Commercial Banks—1.9%
247,600	DnB NOR ASA (c)	2,796,052

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments
November 30, 2009 (unaudited)

Shares		Value*

Singapore—0.7%
Airlines—0.6%
99,000	Singapore Airlines Ltd.	$951,601

Transportation Infrastructure—0.1%
72,270	Singapore Airport Terminal Services Ltd.	133,141

Spain—9.2%
Commercial Banks—3.0%
260,361	Banco Santander S.A.	4,481,378

Construction & Engineering—0.3%
9,343	ACS Actividades Construcciones y Servicios S.A.	465,396

Diversified Telecommunication Services—4.2%
218,195	Telefonica S.A. (b)	6,271,672

Electric Utilities—1.0%
162,409	Iberdrola S.A.	1,542,802

Insurance—0.7%
226,669	Mapfre S.A.	1,001,706

Sweden—2.2%
Commercial Banks—0.7%
95,400	Nordea Bank AB	992,233

Personal Products—0.8%
20,850	Oriflame Cosmetics S.A.	1,228,478

Tobacco—0.7%
50,600	Swedish Match AB	1,088,170

Switzerland—6.8%
Chemicals—0.7%
3,892	Syngenta AG	1,037,023

Electrical Equipment—1.2%
101,818	ABB Ltd. (c)	1,869,991

Food Products—0.5%
16,827	Nestle S.A.	795,725

Insurance—2.4%
16,732	Zurich Financial Services AG	3,620,347

Pharmaceuticals—1.4%
12,695	Roche Holdings AG	2,074,681

Textiles, Apparel & Luxury Goods—0.6%
3,280	Swatch Group AG	829,030

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments
November 30, 2009 (unaudited)

Shares		Value*

United Kingdom—27.3%
Aerospace & Defense—0.2%
56,269	BAE Systems PLC	$303,569

Beverages—1.5%
130,071	Diageo PLC	2,190,895

Capital Markets—0.3%
53,500	ICAP PLC	381,198

Commercial Banks—1.8%
98,123	Barclays PLC	478,361
133,443	Royal Bank of Scotland Group PLC (b)(c)	73,362
88,325	Standard Chartered PLC	2,159,791

		2,711,514

Commercial Services & Supplies—0.6%
67,923	Aggreko PLC	823,599

Food & Staples Retailing—1.4%
462,495	WM Morrison Supermarkets PLC (b)	2,093,130

Food Products—2.7%
135,323	Unilever PLC	3,970,795

Health Care Equipment & Supplies—1.0%
129,606	SSL International PLC	1,582,528

Industrial Conglomerates—0.3%
17,062	Cookson Group PLC (c)	108,741
22,313	Smiths Group PLC	350,356

		459,097

Insurance—1.5%
760,522	Old Mutual PLC (c)	1,421,561
227,246	Standard Life PLC	779,700

		2,201,261

Machinery—0.7%
84,128	Charter International PLC	1,003,452

Metals & Mining—3.0%
32,097	Anglo American PLC (c)	1,378,873
67,080	BHP Billiton PLC	2,058,894
22,080	Rio Tinto PLC	1,121,835

		4,559,602

Oil, Gas & Consumable Fuels—5.4%
302,677	BP PLC	2,866,980
	Royal Dutch Shell PLC (b),
76,148	Class A	2,254,773
104,798	Class B	3,000,015

		8,121,768

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments
November 30, 2009 (unaudited)

Shares		Value*

United Kingdom—(continued)
Pharmaceuticals—2.4%
68,139	AstraZeneca PLC	$3,047,412
25,592	GlaxoSmithKline PLC	528,571

		3,575,983

Road & Rail—0.5%
331,510	Stagecoach Group PLC	788,406

Tobacco—1.7%
59,293	British American Tobacco PLC	1,801,046
27,934	Imperial Tobacco Group PLC	812,065

		2,613,111

Wireless Telecommunication Services—2.3%
1,536,950	Vodafone Group PLC (b)	3,458,812

	Total Common Stock (cost—$223,973,798)	145,504,699

RIGHTS (c)—0.2%
Germany—0.1%
Chemicals—0.1%
34,176	K+S AG	114,422

Norway—0.1%
Commercial Banks—0.1%
55,022	DnB NOR ASA	155,024

	Total Rights (cost—$0)	269,446

Principal Amount (000)

REPURCHASE AGREEMENTS—2.5%

$3,785	State Street Bank & Trust Co., dated 11/30/09, 0.01%, due 12/1/09, proceeds $3,785,001; collateralized by Federal Home Loan Bank, 5.50%, due 7/15/36, valued at $3,866,063 including accrued interest (cost—$3,785,000)	3,785,000

	Total Investments before call options written (cost—$227,758,798)—100.0%	149,559,145

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments
November 30, 2009 (unaudited)

Contracts		Value*

CALL OPTIONS WRITTEN (c)—(0.3)%
	DAX Index (OTC),
955	strike price €5,959, expires 12/18/09	$(45,945)
	Dow Jones Euro STOXX 50 Index (OTC),
10,100	strike price €2,982, expires 12/18/09	(210,340)
	FTSE 100 Index (OTC),
4,425	strike price £5,526, expires 12/18/09	(117,862)
	Nikkei 225 Index (OTC),
182,200	strike price ¥10,231, expires 12/11/09	(3,490)
	OMX Stolkholm 30 Index (OTC),
58,050	strike price SEK 998, expires 12/18/09	(45,810)
	S&P/ASX 200 Index (OTC),
2,605	strike price AUD 4,999, expires 12/17/09	(12,115)

	Total Call Options Written (premiums received—$635,973)	(435,562)

	Total Investments net of call options written (cost—$227,122,825) (a)—99.7%	149,123,583

	Other assets less other liabilities—0.3%	417,283

	Net Assets—100.0%	$149,540,866

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the time the Fund’s NAV is calculated. With respect to certain foreign securities, the Fund may fair-value securities using modeling tools provided by third-party vendors. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

(a)	Securities with an aggregate value of $145,504,699, representing 97.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

(b)	All or partial amount segregated as collateral for call options written.

(c)	Non-income producing.

Glossary:
AUD—Australian Dollar
€—Euro
£—Great British Pound
¥—Japanese Yen
OTC—Over-the-Counter
SEK―Swedish Krona

Other Investments:

(A)	Transactions in call options written for the nine months ended November 30, 2009:

	Contracts	Premiums

Options outstanding, February 28, 2009	451,382	$1,222,116
Options written	3,361,411	7,035,075
Options terminated in closing transactions	(1,306,371)	(2,375,236)
Options assigned	(327,226)	(656,601)
Options expired	(1,920,861)	(4,589,381)

Options outstanding, November 30, 2009	258,335	$635,973

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

● Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

●

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

● Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine months ended November 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized the estimation of the price that would have prevailed in a liquid market for international equities given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at November 30, 2009 in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 11/30/09

Investments in Securities - Assets:

Common Stock	—	$145,504,699	—	$145,504,699
Rights	$269,446	—	—	269,446
Short-Term Investments	—	3,785,000	—	3,785,000

Total Investments in Securities - Assets	$269,446	$149,289,699	—	$149,559,145

Investments in Securities - Liabilities:
Call Options Written	—	$ (435,562)	—	$ (435,562)

Total Investments	$269,446	$148,854,137	—	$149,123,583

Item 2. Controls and Procedures

a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occured during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

            (a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Nicholas-Applegate International & Premium Strategy Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 19, 2010

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 19, 2010

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 19, 2010